CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowances	$ 437	$ 724
Ordinary shares, shares authorized	11,500,000,000	11,500,000,000
Ordinary shares, shares issued	1,018,468,804	640,266,044
Ordinary shares, shares outstanding	1,018,468,804	640,266,044
Class A Ordinary Shares
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	652,938,412	320,133,022
Ordinary shares, shares outstanding	652,938,412	320,133,022
Treasury shares	6,745,955
Class B Ordinary Shares
Ordinary share, par value	$ 0
Ordinary shares, shares authorized	1,500,000,000	1,500,000,000
Ordinary shares, shares issued	365,530,392	320,133,022
Ordinary shares, shares outstanding	365,530,392	320,133,022
2019 Ordinary Shares
Ordinary share, par value		$ 0.01
Ordinary shares, shares authorized		25,006,298
Ordinary shares, shares issued		25,006,298
Ordinary shares, shares outstanding		25,006,298